Segment Information (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Assets	$ 116,433	$ 113,452	$ 109,022
Interest expense (Notes D&J)	411	368	402
Total segments
Segment Information
Assets	91,557	89,292	81,714
Depreciation/amortization of intangibles	4,739	4,900	5,181
Capital expenditures/investments in intangibles	4,325	4,434	4,145
Interest income	2,139	2,116	2,265
Interest expense (Notes D&J)	538	548	674
Global Technology Services
Segment Information
Assets	15,475	15,560	16,422
Depreciation/amortization of intangibles	1,713	1,632	1,680
Capital expenditures/investments in intangibles	1,838	1,511	1,512
Global Business Services
Segment Information
Assets	8,078	8,007	6,885
Depreciation/amortization of intangibles	83	75	87
Capital expenditures/investments in intangibles	56	52	45
Software
Segment Information
Assets	23,926	22,625	16,894
Depreciation/amortization of intangibles	1,062	992	906
Capital expenditures/investments in intangibles	469	463	471
Systems and Technology
Segment Information
Assets	7,649	7,287	6,907
Depreciation/amortization of intangibles	737	784	814
Capital expenditures/investments in intangibles	1,032	1,163	658
Global Financing
Segment Information
Assets	36,427	35,813	34,605
Depreciation/amortization of intangibles	1,145	1,417	1,694
Capital expenditures/investments in intangibles	930	1,246	1,460
Interest income	2,139	2,116	2,265
Interest expense (Notes D&J)	$ 538	$ 548	$ 674